Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Borrowings
Summary of non-convertible promissory notes payable

	As of March 31,	As of December 31,
	2023	2022
Malta loan receipt 3 – June 3, 2022	$63,156	$62,365
Malta loan receipt 2 – August 10, 2021	307,632	303,778
Malta loan receipt 1 – February 9, 2021	498,239	491,996
Interest added to principal	28,685	11,551
Total principal outstanding	897,712	869,690
Plus accrued interest	9,904	16,775
Total promissory notes payable	$907,616	$886,465

	As of December 31,
	2022	2021
Malta loan receipt 3 – June 3, 2022	$62,365	$—
Malta loan receipt 2 – August 10, 2021	303,778	322,190
Malta loan receipt 1 – February 9, 2021	491,996	521,816
Interest added to principal	11,551	—
Total principal outstanding	869,690	844,006
Plus accrued interest	16,775	12,252
Total promissory notes payable	$886,465	$856,258